Share Capital	12 Months Ended
Dec. 31, 2017
Share Capital [Abstract]
SHARE CAPITAL
NOTE 4	- SHARE CAPITAL

Stock Options

(i)	In January 2012 the Company granted its former CEO, Tzvika Shukhman, options to purchase up to 100,000 ordinary shares of Metalink, in accordance with the following terms: (i) exercise price equal to $1.50 per share; (ii) the options vested fully on December 31, 2013; (iii) the options expiration date is set 10 years from date of grant, i.e. December 31, 2021 (iv) all other terms and conditions in connection with the above options shall be as set forth in the Company’s stock option plan. Those options are treated as equity instruments issued to other than employees.

(ii)	During 2012 the Board of Directors decided to grant its former director, Hudi Zak, options to purchase up to 12,500 ordinary shares of Metalink, in accordance with the following terms: (i) exercise price equal to $1.50 per share; (ii) the options are all fully vested upon the grant; (iii) the options expiration date is set 10 years from date of grant; and (iii) all other terms and conditions in connection with the above options shall be as set forth in the Company’s stock option plan.

A summary of the status of the Company’s stock option plans to employees and directors of the Company as of December 31, 2017, 2016 and 2015 and changes during the years then ended are as follows:

	December 31, 2017		December 31, 2016		December 31, 2015
		Weighted		Weighted		Weighted
		average		average		average
		exercise		exercise		exercise
	Shares	Price	Shares	Price	Shares	Price
Options outstanding at beginning of year	112,500	-	112,500	-	112,500	-
Granted during year	-	-	-	-	-	-
Forfeited during year	-	-	-	-	-	-
Exercised during year	-	-	-	-	-	-

Outstanding at end of year	112,500	1.5	112,500	1.5	112,500	1.5

Options exercisable at end of year	112,500	1.5	112,500	1.5	112,500	1.5

Weighted average fair value of options & RSU granted
during year	-		-		-

Forfeited average intrinsic value during year	-		-		-
Exercised average intrinsic value during year	-		-		-